Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Operating lease expenses	$ 99	$ 202
Minimum [Member]
Leases [Line Items]
Operating leases terms	2 years